LORD ABBETT                     [LOGO]

Lord Abbett
Large-Cap Research Fund
Small-Cap Value Fund

2001
SEMIANNUAL

REPORT

For the Six-Month Period
Ended May 31, 2001

[LOGO]

"FOR LORD ABBETT TO HAVE ACHIEVED FIVE PLACES ON THE ELITE 'BEST IN CLASS' LIST
 IS TRULY A MARK OF DISTINCTION."

[GRAPHIC OMITTED]


Lord Abbett is proud to announce to shareholders that five of our mutual funds, won Mutual Funds' 2001 "Best in Class" awards for their superior risk-adjusted performance.*

The magnitude of this achievement is perhaps best summed up by John Curran, Managing Editor of Mutual Funds. "For Lord Abbett to have achieved five places on the elite `Best in Class' list is truly a mark of distinction," said Curran.

"This is an extraordinarily difficult list for a fund to get on. For a firm to have one fund make the list is great; to place five funds across several categories is a remarkable accomplishment."

We attribute this recognition to the hard work and dedication of our investment management research teams. You can be confident that the same investment diligence is applied in the management of all our Funds as we strive to achieve strong risk-adjusted returns for shareholders.

* The Mutual Funds "Best in Class" awards are awarded to funds with a three-year history based on two superior risk-adjusted ratings: the Morningstar Category Rating and the Sharpe Ratio.

For complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Please review it carefully before investing.

REPORT TO SHAREHOLDERS
For the six-month period ended May 31, 2001


Dear Shareholders: We are pleased to provide you with this six-month overview of your Funds' strategies and performance for the period ended May 31, 2001. On this and the following pages, the senior members of the Funds' investment teams discuss the factors that influenced results.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

                                                               Sincerely,

                                                               /s/ Robert S. Dow
                                                                   Robert S. Dow
                                                                        Chairman

In this review:
o GDP growth remains sluggish.
o Technology is worst performing sector for the period.
o Fed continues to cut interest rates.

MARKET REVIEW Both Lord Abbett Large-Cap Research Fund and Small-Cap Value Fund performed well in a period characterized by sharply declining economic growth and aggressive Federal Reserve Board (the Fed) action. The broad stock market, as defined by the S&P 500,(1) returned -3.9% for the six-month period. Investors rewarded companies reporting solid profits and shied away from companies offering promises without results.

For the fourth quarter of 2000 and the first quarter of 2001, U.S. Gross Domestic Product grew at an annual rate of just 1%. After remaining on the sidelines for months, the Fed slashed short-term interest rates five times beginning January 3, 2001 in an attempt to stimulate the economy. Still, capital spending by corporations was anemic, which is why second-quarter 2001 growth was not projected to rise.

Although investors preferred value stocks for most of the period, growth stocks, led by technology, staged a short-lived rally in April. In May, the rally fizzled, leaving the Nasdaq technology index still down by more than 50% from its all-time high reached in March 2000. Meanwhile, the Dow Jones Industrial Average,(2) the classic old-economy index, had crossed 11,000 and was within a few hundred points of its peak.

Table of Contents

Large-Cap Research Fund -- 2    Data on All Funds
Schedule of Investments -- 4
Small-Cap Value Fund    -- 6    Statements of Assets
Schedule of Investments -- 7    and Liabilities -- 10

                                Statements of Operations-- 11

                                Statements of Changes
                                in Net Assets-- 12

                                Financial Highlights-- 14

                                Notes to Financial
                                Statements-- 20



(1) The S&P 500 Index is a market capitalization weighted index consisting of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

(2) The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies.

        [PHOTO OMITTED]


                              Senior Investment Team Members from left to right:

              Paul J. Volovich, Daniel Orlow, Philip Kaukonen, Barbara G. Booth, Richard Larsen, Christopher Pelinksy, Catherine N. Knickerbocker, and
                                                               Lawrence D. Sachs



LORD ABBETT LARGE-CAP RESEARCH FUND
Average Annual Class A Share Total Returns(1) as of 5/31/01
-------------------------------------------------------------------------------
[BAR CHART GRAPHIC OMITTED]

                Large-Cap Research      S & P 500/Barra Value Index
6 months         7.0%                    6.1%
1 Year          15.7%                    7.1%
3 Years         12.5%                    7.5%
5 Years         16.7%                   15.0%

Large-Cap Research Fund                 S&P 500/Barra Value Index(2)

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS For Class A shares for the period ended 3/31/01 with all distributions reinvested:

One year, 0.50%; Five years,13.57%; Life of Fund*, 16.08% *Fund returns since inception, 6/3/92
-------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP
RESEARCH FUND

For the six-month period ended May 31, 2001
Overview:

o Underweighting in technology boosts performance.

o Prices on energy stocks advanced.

o Portfolio well positioned for expected upturn in consumer spending.

We are pleased to report that the Fund outperformed its benchmark during both the six-month period under review, and the longer periods noted above. The discussion that follows focuses on the first six months of the fiscal year, the period ended May 31, 2001.

The primary reason for the outperformance was the Fund's significant underweight position in the stocks of information technology companies, the worst performing sector during the period. We have maintained an underweight position in technology for more than a year and, at this time, do not anticipate adding to our holdings. We continue to believe that the fundamentals of many technology companies are poor because of a steep drop-off in capital spending, domestically and abroad, which isn't likely to improve over the next year.

Another large contributor to the Fund's outperformance was our position in the stocks of companies in the energy sector, which benefited early in the period from high energy prices. During the period, as prices on many energy stocks advanced, we moved from a market weight to a modest underweight consistent with our desire to move out of typically defensive names and into economically sensitive stocks that we believe are currently underpriced.

The third largest contributor to our performance was our underweight position in telecommunication services companies, an area that continued to underperform the overall market. This sector is likely to remain lightly weighted in the portfolio during the next fiscal year as the telecommunications industry is still extremely competitive, putting pressure on service prices, profits and profit margins.

As the period drew to a close, the Fund was overweight in areas that would benefit from an upturn in consumer spending. Since the beginning of 2001, the Fed has cut short-term interest rates from 6.5% to 4.0%. In addition, President Bush recently signed a $1.35 trillion tax cut package that generally includes tax rebates. These anticipated actions should generate better results for retailers as well as other economically cyclical stocks such as aerospace/defense, electrical equipment and machinery, sectors which expect better profits down the road.(3)

                      CLASS A   CLASS B   CLASS C   CLASS P   CLASS Y
NAV                   $27.67    $27.18    $27.22    $27.76    $27.51
DIVIDENDS             $ 0.09         -         -    $ 0.08    $ 0.18
CAPITAL GAINS         $ 0.91    $ 0.91    $ 0.91    $ 0.91    $ 0.91

TOTAL RETURNS(1)       7.04%     6.69%     6.68%     6.98%     7.15%

                                             SIX-MONTH PERIOD ENDED MAY 31, 2001

--------------------------------------------------------------------------------

 "THE PRIMARY  REASON FOR THE  OUTPERFORMANCE  WAS THE FUND'S
 SIGNIFICANT   UNDERWEIGHT   POSITION   IN  THE   STOCKS   OF
 INFORMATION TECHNOLOGY COMPANIES."

Having a significant position in healthcare stocks, such as hospitals, pharmaceuticals and medical supplies, detracted from performance. The same was true of our emphasis on electric utilities. As economically cyclical stocks became more attractive with the promise of improved profit growth, investors sold healthcare and utilities stocks, taking profits that resulted from those areas' strong performance in 2000.

OUTLOOK Many economically cyclical stocks have had a nice run, due to investor perceptions of a profit recovery later in 2001. Although there may be future Fed rate cuts, we do not believe they will be significant. As a result, we will closely monitor the valuations of these stocks. There is a chance investor enthusiasm will push the prices of many of these stocks higher than we believe appropriate; at that time we will seek other opportunities for the portfolio. We continue to anticipate a consumer-driven economic recovery by early 2002 with signs of this turnaround emerging in the latter part of 2001. At the same time, we are not expecting a significant increase in industrial capital spending.






PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(1) Reflects the percentage change in net asset value and includes the reinvestment of all distributions. The Fund issues several classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current Prospectus.

(2) The S&P 500/Barra Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains firms with higher price-to-book ratios; conversely, the Growth Index has firms with lower price-to-book ratios. These indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) The Fund is actively managed and, therefore, allocations are subject to change.

                SCHEDULE OF INVESTMENTS (UNAUDITED)
                LORD ABBETT LARGE-CAP RESEARCH FUND May 31, 2001

                  Investments                         Shares              Value
================================================================================
Common Stocks 93.83%
================================================================================
Aerospace & Defense    Boeing Co.                     60,000      $ 3,773,400
2.10%                  United Technologies Corp.      44,000        3,665,640
                                                                 =============
                       Total                                        7,439,040
-------------------------------------------------------------------------------
Air Freight &
Couriers 0.93%         United Parcel Service, Inc.    55,700        3,311,365
-------------------------------------------------------------------------------
Airlines 2.46%         AMR Corp.*                    134,800        5,255,852
                       Southwest Airlines Co.        173,800        3,476,000
                                                                 =============
                       Total                                        8,731,852
-------------------------------------------------------------------------------
Banks 10.66%           Bank of New York Co., Inc.     72,500        3,959,225
                       Bank One Corp.                 90,000        3,564,000
                       First Tennessee
                       National Corp.                156,500        5,571,400
                       First Union Corp.              57,000        1,838,250
                       FleetBoston Financial Corp.   168,800        7,020,392
                       M&T Bank Corp.                 42,610        3,219,186
                       Mellon Financial Corp.        147,200        6,744,704
                       Wells Fargo & Co.             126,300        5,946,204
                                                                 =============
                       Total                                       37,863,361
-------------------------------------------------------------------------------
Beverages 1.98%        Diageo plc ADR                 85,300        3,739,552
                       PepsiCo, Inc.                  73,900        3,307,764
                                                                 =============
                       Total                                        7,047,316
-------------------------------------------------------------------------------
Chemicals 1.22%        Praxair, Inc.                  31,700        1,594,193
                       Rohm & Haas Co.                82,200        2,729,040
                                                                 =============
                       Total                                        4,323,233
-------------------------------------------------------------------------------
Commercial Services    First Data Corp.               69,300        4,546,773
& Supplies 2.63%       Waste Management, Inc.        170,900        4,781,782
                                                                 =============
                       Total                                        9,328,555
-------------------------------------------------------------------------------
Communications

Equipment 0.46%        QUALCOMM, Inc.*                27,000        1,639,980
-------------------------------------------------------------------------------
Computers &            Apple Computer, Inc.*         170,000        3,391,500
Peripherals 1.06%      Palm, Inc.*                    68,900          387,907
                                                                 =============
                       Total                                        3,779,407
-------------------------------------------------------------------------------
Containers &           Packaging Corp.
Packaging 1.31%        of America*                   290,800        4,652,800
-------------------------------------------------------------------------------
Diversified            Citigroup, Inc.                68,200        3,495,250
Financials 4.44%       Federal Home Loan
                       Mortgage Corp.                 19,900        1,317,380
                       Federal National
                       Mortgage Assoc.                40,000        3,297,600
                       J.P. Morgan Chase & Co.        53,500        2,629,525
                       Morgan Stanley
                       Dean Witter &Co.               55,100        3,582,051
                       Providian Financial Corp.      25,400        1,441,704
                                                                 =============
                       Total                                       15,763,510
-------------------------------------------------------------------------------
Diversified            Qwest Communications

Telecommunication      Intl., Inc.*                   87,500        3,214,750
Services 4.38%         SBC Communications, Inc.       53,100        2,285,955
                       Verizon Communications, Inc.   95,500        5,238,175
                       WorldCom, Inc. -
                       WorldCom Group*               270,700        4,829,288
                                                                 =============
                       Total                                       15,568,168
-------------------------------------------------------------------------------
Electric Utilities     Dominion Resources, Inc.      120,000      $ 7,956,000
6.19%                  Duke Energy Corp.            120,000         5,486,400
                       Entergy Corp.                  40,200        1,736,640
                       Exelon Corp.                   43,050        2,919,651
                       Public Service
                       Enterprise Group               75,600        3,886,596
                                                                 =============
                       Total                                       21,985,287
-------------------------------------------------------------------------------
Electrical

Equipment 0.75%        Emerson Electric Co.           39,100        2,647,461
                                                                 =============
Energy Equipment       Schlumberger Ltd.              85,000        5,357,550
& Services 4.27%       Transocean Sedco Forex, Inc.  183,700        9,818,765
                                                                 =============
                       Total                                       15,176,315
-------------------------------------------------------------------------------
Food Products 1.84%    Archer-Daniels-Midland Co.    107,700        1,453,950
                       General Mills, Inc.           119,900        5,078,964
                                                                 =============
                       Total                                        6,532,914
-------------------------------------------------------------------------------
Gas Utilities 3.33%    El Paso Corp.                 193,971       11,812,834
-------------------------------------------------------------------------------
Healthcare Providers   CIGNA Corp.                    43,600        4,118,892
& Services 3.12%       HCA - The Healthcare Co.      101,400        4,090,476
                       McKessen HBOC, Inc.            82,900        2,865,853
                                                                 =============
                       Total                                       11,075,221
-------------------------------------------------------------------------------
Hotels, Restaurants

& Leisure 0.53%        McDonald's Corp.               62,600        1,895,528
-------------------------------------------------------------------------------
Industrial             Minnesota Mining &
Conglomerates          Manufacturing Co.              14,200        1,683,836
2.07%                  Tyco Intl. Ltd.                98,400        5,653,080
                                                                 =============
                       Total                                        7,336,916
-------------------------------------------------------------------------------
Insurance 8.08%        ACE Ltd.                      169,100        6,552,625
                       American General Corp.        151,800        6,865,914
                       Jefferson-Pilot Corp.         127,500        6,042,225
                       Loews Corp.                    63,400        4,373,966
                       MetLife, Inc.                 152,900        4,869,865
                                                                 =============
                       Total                                       28,704,595
-------------------------------------------------------------------------------
Machinery 1.97%        Deere & Co.                    93,600        3,496,896
                       Eaton Corp.                    44,700        3,495,540
                                                                 =============
                       Total                                        6,992,436
-------------------------------------------------------------------------------
Media 6.86%            AOL Time Warner, Inc.*         82,400        4,303,752
                       Clear Channel
                       Communications, Inc.*          28,700        1,749,839
                       Dow Jones & Co., Inc.          55,000        3,066,250
                       The Walt Disney Co.           109,800        3,471,876
                       Tribune Co.                    97,700        4,194,261
                       Viacom, Inc.*                 131,050        7,553,722
                                                                 =============
                       Total                                       24,339,700
-------------------------------------------------------------------------------
Metals &
Mining 0.89%           Alcoa, Inc.                    73,200        3,158,580
-------------------------------------------------------------------------------
Multi-Line Retail      Sears, Roebuck & Co.           24,100          961,108
1.76%                  Target Corp.                  140,000        5,292,000
                                                                 =============
                       Total                                        6,253,108
-------------------------------------------------------------------------------
Multi-Utilities 0.91%  Reliant Resources, Inc.*       10,450          359,480
                       The Williams Cos., Inc.        73,200        2,884,080
                                                                 =============
                       Total                                        3,243,560
-------------------------------------------------------------------------------

4                       See Notes to Financial Statements.

                LORD ABBETT LARGE-CAP RESEARCH FUND May 31, 2001



                  Investments                         Shares              Value
================================================================================
Office Electronics
0.19%                  Xerox Corp.                    69,100       $  684,781
-------------------------------------------------------------------------------
Oil & Gas 3.22%        Exxon Mobil Corp.              56,200        4,987,750
                       Total Fina Elf S.A. ADR        87,300        6,437,502
                                                                 =============
                       Total                                       11,425,252
-------------------------------------------------------------------------------
Paper & Forest
Products 1.36%         Bowater, Inc.                 100,000        4,820,000
-------------------------------------------------------------------------------
Personal Products
0.59%                  Avon Products, Inc.            47,780        2,090,852
-------------------------------------------------------------------------------
Pharmaceuticals        American Home
5.82%                  Products Corp.                105,700        6,690,810
                       Bristol-Myers Squibb Co.       65,400        3,547,296
                       Merck & Co., Inc.              19,300        1,408,707
                       Pharmacia Corp.                33,000        1,602,480
                       Schering-Plough Corp.         177,000        7,425,150
                                                                 =============
                       Total                                       20,674,443
-------------------------------------------------------------------------------
Retail 0.86%           Big Lots, Inc.*               234,300        3,041,214
-------------------------------------------------------------------------------
Road & Rail 2.19%      Burlington Northern
Santa Fe Corp.         112,700                     3,501,589
                       CSX Corp.                      49,900        1,856,280
                       Union Pacific Corp.            42,000        2,415,000
                                                                 =============
                       Total                                        7,772,869
-------------------------------------------------------------------------------
Software 1.84%         Cadence Design
Systems, Inc.*         90,000                    $ 1,903,500
                       PeopleSoft, Inc.*             115,000        4,640,250
                                                                 =============
                       Total                                        6,543,750
-------------------------------------------------------------------------------
Specialty Retail       The Home Depot, Inc.           40,000        1,971,600
0.90%                  The Limited, Inc.              74,000        1,206,200
                                                                 =============
                       Total                                        3,177,800
-------------------------------------------------------------------------------
Textiles &
Apparel 0.66%          NIKE, Inc.                     57,000        2,342,700
-------------------------------------------------------------------------------
                       Total Common Stocks

                      (Cost $273,520,733)                         333,176,703
================================================================================
Short-Term Investments 7.10%                Principal Amount
================================================================================
Commercial Paper       Citicorp, Inc.
                       4.18% due 6/1/2001        $15,840,000      15,840,000
                       Prudential Funding LLC
                       4.18% due 6/1/2001          9,363,000       9,363,000
-------------------------------------------------------------------------------
                       Total Short-Term Investments
                       (Cost $25,203,000)                         25,203,000
                       Total Investments 100.93%
                       (Cost $298,723,733)                      $358,379,703
-------------------------------------------------------------------------------

                        *Non-income producing security.
                       ADR-American Depository Receipt.


                        See Notes to Financial Statements.              5

        [PHOTO OMITTED]


                              Senior Investment Team Members from left to right:
                             Robert P. Fetch, Gregory M. Macosko, Jason B. Loeb;
                                          and seated in middle: Gerard Heffernan




LORD ABBETT SMALL-CAP VALUE FUND
Average Annual Class A Share Total Returns(1) as of 5/31/01
-------------------------------------------------------------------------------
[BAR CHART GRAPHIC OMITTED]

                Small-Cap Value Fund    Russell 2000 Value Index
6 Months        18.8%                   20.0%
1 Year          35.1%                   29.4%
3 Years         10.2%                    5.3%
5 Years         16.2%                   12.3%

Small-Cap Value Fund            Russell 2000(R) Value Index(2)

Standardized Average Annual Total Returns For Class A shares for the period ended 3/31/01 with all distributions reinvested:

One year, 15.48%; Five years, 15.43%; Life of Fund*, 16.40%
*Fund returns since inception, 12/13/95
-------------------------------------------------------------------------------
LORD ABBETT SMALL-CAP VALUE FUND
For the six-month period ended May 31, 2001

Overview:

        o Cyclical stocks added to performance.
        o Stock selection in financial services, healthcare added gains.
        o Valuations remain a key focus.


THE SMALL-CAP MARKET continued to benefit from attractive relative valuations due to the market's previous fascination with large-cap growth, a trend that ended in early 2000. A wide valuation gap was created that made the prices of many small-cap stocks extremely attractive when large-cap growth stopped working.

As shown above, the Fund's long-term performance continues to be significantly above that of its benchmark, the Russell 2000(R) Value Index.(2) However, the Fund did slightly lag the Index over the last six months. One reason: We didn't increase our technology weighting in late winter and therefore missed the rally in technology stocks in April. We believe, however, that valuations for many technology stocks remain too high, and expect that many of the stocks that rallied in April will decline in the near future. In a more specific case, one of the larger technology holdings that the Fund did own reported disappointing earnings, causing the stock to perform poorly.(3)

On the positive side, the Fund was helped by its holdings of companies in construction, packaging, retailing, transportation and other economically cyclical areas that benefited from the Fed's interest-rate cuts. In addition, our individual stock selection in financial services and healthcare provided a boost to performance, even though these two sectors generally lagged the market.

OUTLOOK We continue to believe that the portfolio's valuation is very attractive. The average trailing price/earnings ratio of the stocks in the portfolio is approximately 14, a substantial discount to the market as a whole. We have a rare opportunity to buy premium companies with excellent profitability that sell at a discount to the market. Because we believe that the overall stock market has moved ahead of the market's supporting fundamentals in the past few months, we will continue to avoid "high expectation" stocks and, as always, we will continue to pay close attention to stock valuations.

                      CLASS A   CLASS B   CLASS C   CLASS P   CLASS Y
NAV                   $22.73    $22.10    $22.10    $22.74    $22.98
DIVIDENDS                  -         -         -         -         -
CAPITAL GAINS         $ 0.49    $ 0.49    $ 0.49    $ 0.49    $ 0.49

TOTAL RETURNS(1)       18.8%      18.5%     18.5%     18.8%     19.1%

                                             SIX-MONTH PERIOD ENDED MAY 31, 2001


PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(1) Reflects the percentage change in net asset value and includes the reinvestment of all distributions. The Fund issues several classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current Prospectus.

(2) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book and lower forecasted growth values.

(3) The Fund is actively managed and, therefore, allocations are subject to change.

                  SCHEDULE OF INVESTMENTS (UNAUDITED)
                  LORD ABBETT SMALL-CAP VALUE FUND May 31, 2001

                  Investments                         Shares              Value
================================================================================
Common Stocks and Warrants 92.90%
================================================================================
Aerospace 1.00%        Moog, Inc. Class A*           203,600      $ 7,431,400
-------------------------------------------------------------------------------
Air Transport 1.04%    AAR Corp.                      65,100          911,400
                       Alaska Air Group, Inc.*       190,600        5,475,938
                       Mesa Air Group, Inc.*          63,100          735,115
                       Midwest Express
                       Holdings, Inc.*                34,600          591,314
                                                                 =============
                       Total                                        7,713,767
-------------------------------------------------------------------------------
Auto Parts: After

Market 0.81%           CLARCOR, Inc.                 245,900        5,999,960
-------------------------------------------------------------------------------
Auto Parts: Original   American Axle & Manu-
Equipment 3.13%        facturing Holdings, Inc.*     247,400        3,097,448
                       Borg Warner, Inc.             103,100        4,665,275
                       Donnelly Corp.                 36,200          510,420
                       Superior Industries
                       Intl., Inc.                   380,000       15,025,200
                                                                 =============
                       Total                                       23,298,343
-------------------------------------------------------------------------------
Auto: Trucks &         Federal Signal Corp.          305,000        6,865,550
Parts 1.53%            Oshkosh Truck Corp.           119,900        4,473,469
                                                                 =============
                       Total                                       11,339,019
-------------------------------------------------------------------------------
Banks: Regional        Cullen/Frost Bankers, Inc.    265,000        8,877,500
4.14%                  Doral Financial Corp.         589,500       16,199,460
                       East-West Bancorp., Inc.      195,000        4,611,750
                       UCBH Holdings, Inc.            39,400        1,058,284
                                                                 =============
                       Total                                       30,746,994
-------------------------------------------------------------------------------
Beverage: Brewers

(Wineries) 0.17%       Constellation Brands, Inc.*    32,800        1,267,720
-------------------------------------------------------------------------------
Biotechnology

Instruments 0.33%      Harvard Bioscience, Inc.*     273,000        2,467,920
-------------------------------------------------------------------------------
Building Materials     Florida Rock Industries, Inc.  45,400        2,183,740
1.71%                  Hughes Supply, Inc.           240,000        4,653,600
                       Simpson Manufacturing
                       Co., Inc.*                    125,000        5,900,000
                                                                 =============
                       Total                                       12,737,340
-------------------------------------------------------------------------------
Chemicals 0.97%        Calgon Carbon Corp.            99,600          816,720
                       Cytec Industries, Inc.*       180,000        6,363,000
                                                                 =============
                       Total                                        7,179,720
-------------------------------------------------------------------------------
Communications         CommScope, Inc.*              352,400        8,320,164
Technology 1.12%       OpticNet,Inc.(a)               81,550            6,524
                                                                 =============
                       Total                                        8,326,688
-------------------------------------------------------------------------------
Computer Services      American Management

Software & Systems     Systems, Inc.*                625,000       14,600,000
4.91%                  Datastream Systems, Inc.*     675,000        5,467,500
                       Keane, Inc.*                  425,000        8,036,750
                       MICROSSytems, Inc.*           385,900        8,354,735
                                                                 =============
                       Total                                       36,458,985
-------------------------------------------------------------------------------
Computer               Performance

Technology 1.30%       Technologies, Inc.*           140,000        1,995,000
                       Zebra Technologies Corp.
                       Class A*                      170,000        7,655,100
                                                                 =============
                       Total                                        9,650,100
-------------------------------------------------------------------------------
Construction 1.13%     Granite Construction, Inc.    308,800      $ 8,414,800
-------------------------------------------------------------------------------
Containers &
Packaging: Paper &
Plastic 2.33%          Ivex Packaging Corp.*+      1,125,000       17,325,000
-------------------------------------------------------------------------------
Diversified

Manufacturing 0.03%    Barnes Group, Inc.             10,000          212,500
-------------------------------------------------------------------------------
Electrical: Equipment  Ametek, Inc.                  175,000        4,663,750
& Components 0.87%     Cohu, Inc.                     23,000          484,840
                       CTS Corp.                      57,200        1,287,000
                                                                 =============
                       Total                                        6,435,590
-------------------------------------------------------------------------------
Electrical: Household  Good Guys, Inc.               565,600        2,658,320
Appliance 0.44%        Good Guys, Inc. Warrants
                       expiring 8/19/2002*(a)        387,500          608,663
                                                                 =============
                       Total                                        3,266,983
-------------------------------------------------------------------------------
Electronics 2.69%      BEI Technologies, Inc.        487,900       13,495,314
                       ESCO Technologies, Inc.*      215,000        6,471,500
                                                                 =============
                       Total                                       19,966,814
-------------------------------------------------------------------------------
Electronics: Medical   Aspect Medical
Systems 0.08%          Systems, Inc.*                 45,100          584,045
-------------------------------------------------------------------------------
Electronics:           Sensormatic Electronics
Technology 2.69%       Corp.*                      1,270,000       20,002,500
-------------------------------------------------------------------------------
Engineering &          Jacobs Engineering
Contracting Services   Group, Inc.*                  260,500       19,433,300
3.41%                  Michael Baker Corp.*+         511,500        5,907,825
                                                                 =============
                       Total                                       25,341,125
-------------------------------------------------------------------------------
Financial: Data        Fair Isaac & Co., Inc.        110,000        8,250,000
Processing Services    Kronos, Inc.*                 205,000        6,713,750
                                                                 =============
& Systems 2.01%        Total                                       14,963,750
-------------------------------------------------------------------------------
Financial:
Miscellaneous 1.47%    Financial Federal Corp.*      425,000       10,901,250
-------------------------------------------------------------------------------
Foods 0.78%            Smithfield Foods, Inc.*       160,000        5,832,000
-------------------------------------------------------------------------------
Healthcare             Manor Care, Inc.*             625,000       15,468,750
Facilities 3.19%       Renal Care Group, Inc.*       290,000        8,256,300
                                                                 =============
                       Total                                       23,725,050
-------------------------------------------------------------------------------
Healthcare             Sierra Health Services, Inc.* 725,100        4,386,855
Management             US Oncology, Inc.*          1,172,500        8,758,575
                                                                 =============
Services 1.77%         Total                                       13,145,430
-------------------------------------------------------------------------------
Household
Furnishings 0.11%      Haverty Furniture Cos., Inc.   63,000          800,100
-------------------------------------------------------------------------------
Identification         Donaldson Co., Inc.           125,300        3,642,471
Control & Filter       IDEX Corp.                    186,100        6,020,335
Devices 2.34%          Robbins & Myers, Inc.         310,000        7,703,500
                                                                 =============
                       Total                                       17,366,306
-------------------------------------------------------------------------------
Industrial
Distribution 0.55%     MSC Industrial Direct Co.*    245,000        4,125,800
-------------------------------------------------------------------------------
Insurance:
Multi-Line 1.01%       Markel Corp.*                  38,500        7,536,375
-------------------------------------------------------------------------------
Insurance:
Reinsurance 1.27%      Trenwick Group Ltd.           415,000        9,432,950
-------------------------------------------------------------------------------


                See Notes to Financial Statements.                      7

LORD ABBETT SMALL-CAP VALUE FUND May 31, 2001



                       Investments                   Shares             Value
================================================================================
Machinery: Industrial/ Nordson Corp.                 315,000      $ 8,016,750
Specialty 2.21%        Tennant Co.                   205,000        8,431,650
                                                                 =============
                       Total                                       16,448,400
-------------------------------------------------------------------------------
Machinery: Oil Well    Global Industries Ltd.*       600,000        9,648,000
Equipment &            Helmerich & Payne, Inc.       250,000        9,885,000
Services 4.84%         Horizon Offshore, Inc.*       220,000        4,045,800
                       National-Oilwell, Inc.*       180,000        6,210,000
                       Universal Compression
                       Holdings, Inc.*               190,000        6,156,000
                                                                 =============
                       Total                                       35,944,800
-------------------------------------------------------------------------------
Materials &
Commodities:
Miscellaneous 0.74%    Lydall, Inc.*                 387,500        5,502,500
-------------------------------------------------------------------------------
Materials &
Processing:
Miscellaneous 3.25%    Rogers Corp.*+                923,200       24,187,840
-------------------------------------------------------------------------------
Medical & Dental       ICU Medical, Inc.*            290,000       10,756,100
Instruments &          Invacare Corp.                456,900       16,950,990
Supplies 4.72%         STERIS Corp.*                 425,000        7,352,500
                                                                 =============
                       Total                                       35,059,590
-------------------------------------------------------------------------------
Metal Fabricating      Kaydon Corp.                  275,000        7,106,000
2.56%                  Precision Castparts Corp.      87,000        3,894,990
                       SPS Technologies, Inc.*       160,000        8,048,000
                                                                 =============
                       Total                                       19,048,990
-------------------------------------------------------------------------------
Metals:Other 0.78%     RTIIntl. Metals, Inc.*        245,900        5,768,000
-------------------------------------------------------------------------------
Multi-Sector           Carlisle Cos., Inc.           110,000        4,323,000
Companies 2.27%        Teleflex, Inc.                257,000       12,531,320
                                                                 =============
                       Total                                       16,854,320
-------------------------------------------------------------------------------
Offshore               Atwood Oceanics, Inc.*        130,000        5,574,400
Drilling 1.69%         Marine Drilling Co., Inc.*    270,000        7,020,000
                                                                 =============
                       Total                                       12,594,400
-------------------------------------------------------------------------------
Oil: Crude             Forest Oil Corp.*             410,000       13,940,000
Producers 3.71%        Stone Energy Corp.*           260,079       13,654,147
                                                                 =============
                       Total                                       27,594,147
-------------------------------------------------------------------------------
Oilfield Products
1.74%                  Maverick Tube Corp.*          535,000       12,920,250
-------------------------------------------------------------------------------
Paints &               Ferro Corp.                   210,000        4,504,500
Coatings 2.91%         Valspar Corp.                 500,000       17,115,000
                                                                 =============
                       Total                                       21,619,500
-------------------------------------------------------------------------------
Pollution Control
and Environmental
Services 0.86%         Ionics, Inc.*                 236,000        6,395,600
-------------------------------------------------------------------------------
Power Transmission
Equipment 0.46%        Woodhead Industries, Inc.     200,000        3,392,000
-------------------------------------------------------------------------------
Production Technology
Equipment 0.26%        ATMI, Inc.*                    75,000        1,964,063
-------------------------------------------------------------------------------
Publishing:
Miscellaneous 0.19%    Scholastic Corp.*              36,000        1,438,200
-------------------------------------------------------------------------------
Radio & TV             Salem Communications
Broadcasters 0.42%     Corp. Class A*                140,500        3,124,720
-------------------------------------------------------------------------------
Restaurants 0.41%      Buca, Inc. ADR*               139,200      $ 3,034,560
-------------------------------------------------------------------------------
Retail 1.79%           Russ Berrie & Co., Inc.       165,000        4,413,750
                       The Gymboree Corp.*           900,000        6,210,000
                       Urban Outfitters, Inc.*       170,000        2,692,800
                                                                 =============
                       Total                                       13,316,550
-------------------------------------------------------------------------------
Savings & Loan 0.80%   Webster Financial Corp.       190,000        5,947,000
-------------------------------------------------------------------------------
Soaps & Household
Chemicals 0.98%        Church & Dwight Co., Inc.     285,000        7,253,250
-------------------------------------------------------------------------------
Steel 1.31%            Carpenter Technology Corp.    330,000        9,735,000
-------------------------------------------------------------------------------
Textiles Apparel       OshKosh B'Gosh Inc.
Manufacturers 0.97%    Class A                       55,100         1,639,225
                       Phillips-Van Heusen Corp.     360,000        5,580,000
                                                                 =============
                       Total                                        7,219,225
-------------------------------------------------------------------------------
Truckers 2.70%         Heartland Express, Inc.*      170,000        4,749,800
                       Knight Transportation, Inc.*  194,800        5,462,192
                       Swift Transportation
                       Co., Inc.*                    560,000        9,828,000
                                                                 =============
                       Total                                       20,039,992
-------------------------------------------------------------------------------
                       Total Common Stocks and Warrants
                       (Cost $546,954,795)                        690,399,221
================================================================================
Short-Term Investments 7.51%                Principal Amount
================================================================================
Commercial Paper       Citicorp, Inc.
                       4.18% due 6/1/2001        $33,260,000       33,260,000
                       Prudential Funding LLC
                       4.18% due 6/1/2001         22,577,000       22,577,000
-------------------------------------------------------------------------------
                       Total Short-Term Investments
                       (Cost $55,837,000)                          55,837,000
-------------------------------------------------------------------------------
                       Total Investments 100.41%
                       (Cost $602,791,795)                       $746,236,221
================================================================================
                        *   Non-income producing security.
                        (a) Security valued at fair value - See Note 2.
                        + Affiliated issuer (holdings represent 5% or more of the oustanding voting shares).
                        ADR - American Depository Receipt.



8                       See Notes to Financial Statements.

IMPORTANT INFORMATION
Common stocks purchased by each Fund are subject to market fluctuations, providing the potential for gains and the risk of loss. Lord Abbett Small-Cap Value Fund invests in small-cap companies, which typically have a higher risk of failure and historically have experienced a greater degree of illiquidity and market volatility than large-cap companies. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Fund issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 for the Fund's current Prospectus. If used as sales material after June 30, 2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.




                        See Notes to Financial Statements.                    9

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
 May 31, 2001



                                                                                               Lord Abbett           Lord Abbett
                                                                                                Large-Cap             Small-Cap
                                                                                                Research Fund        Value Fund
 ASSETS:

    Investments in securities, at cost                                                         $298,723,733          $602,791,795
------------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                                        $358,379,703          $746,236,221
    Cash                                                                                            107,716                98,408
    Receivables:                                                                                          -                     -
      Interest and dividends                                                                        720,818               439,950
      Investment securities sold                                                                 25,988,372            56,185,892
      Capital shares sold                                                                         1,108,722             5,041,591
    Prepaid expenses                                                                                  2,737                 5,619
------------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                386,308,068           808,007,681
------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES:
    Payables:
      Investment securities purchased                                                            30,487,200            63,259,094
      Capital shares reacquired                                                                     254,058               480,167
      Management fees                                                                               196,278               406,437
      12b-1 distribution fees                                                                       159,188               316,277
      Directors' fees                                                                                 9,954                34,178
      To affiliate                                                                                        -               142,810
    Accrued expenses                                                                                130,241               190,119
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                            31,236,919            64,829,082
====================================================================================================================================
  NET ASSETS                                                                                   $355,071,149          $743,178,599
====================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                280,715,718           561,765,586

 Undistributed (distributions in excess of) net investment income                                   327,501            (2,642,632)
 Accumulated net realized gain on investments                                                    14,371,960            40,611,219
 Net unrealized appreciation on investments                                                      59,655,970           143,444,426
------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                    $355,071,149          $743,178,599
====================================================================================================================================
Net assets by class:                                                                           $226,882,356          $397,522,172
Class A Shares                                                                                 $ 91,947,445          $191,993,349
Class B Shares                                                                                 $ 36,238,641          $ 79,450,777
Class C Shares                                                                                      $ 1,368             $ 635,820
Class P Shares                                                                                      $ 1,339          $ 73,576,481
Class Y Shares

Outstanding shares by class:
Class A Shares                                                                                    8,200,800            17,485,846
Class B Shares                                                                                    3,382,787             8,688,336
Class C Shares                                                                                    1,331,217             3,595,378
Class P Shares                                                                                       49.283                27,964
Class Y Shares                                                                                       48.671             3,201,739
Net asset value, offering and redemption price per share
(net assets divided by outstanding shares):
Class A Shares - Net asset value                                                                     $27.67                $22.73
Class A Shares - Maximum offering price (Net asset value plus sales charge of 5.75%)                 $29.36                $24.12
Class B Shares - Net asset value                                                                     $27.18                $22.10
Class C Shares - Net asset value                                                                     $27.22                $22.10
Class P Shares - Net asset value                                                                     $27.76                $22.74
Class Y Shares - Net asset value                                                                     $27.51                $22.98
====================================================================================================================================

10                              See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
 For the Six Months Ended May 31, 2001



                                                                                           Lord Abbett           Lord Abbett
                                                                                            Large-Cap             Small-Cap
 Investment Income:                                                                     Research Fund             Value Fund

 Dividends                                                                                 $ 2,548,894           $ 1,697,336

 Interest                                                                                      469,313               915,894

 Foreign withholding tax                                                                       (32,746)              (17,073)
------------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                                     2,985,461             2,596,157
------------------------------------------------------------------------------------------------------------------------------------

 Expenses:

 Management fee                                                                              1,202,583             2,385,684

 12b-1 distribution plan  - Class A                                                            403,465               644,934

 12b-1 distribution plan - Class B                                                             423,715               875,561

 12b-1 distribution plan - Class C                                                             152,815               315,243

 12b-1 distribution plan - Class P                                                                   3                   122

 Shareholder servicing                                                                         364,350               565,205

 Registration                                                                                   91,893                49,046

 Reports to shareholders                                                                        42,421               103,383

 Professional                                                                                   19,219                30,202

 Directors' fees                                                                                 5,420                 9,761

 Custody                                                                                         2,649                 2,967

 To affiliate                                                                                        -               204,855

 Other                                                                                          12,799                22,904
------------------------------------------------------------------------------------------------------------------------------------

 Gross expenses                                                                              2,721,332             5,209,867

    Expense reductions                                                                          (6,378)              (14,729)
------------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                2,714,954             5,195,138
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                  270,507            (2,598,981)
------------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain on investments:

 Net realized gain on investments                                                           14,439,732            40,611,441

 Net change in unrealized appreciation/depreciation on investments                           7,415,643            67,475,330
====================================================================================================================================
 Net realized and unrealized gain on investments                                            21,855,375           108,086,771
====================================================================================================================================
 Net Increase in Net Assets Resulting From Operations                                      $22,125,882          $105,487,790
====================================================================================================================================

                 See Notes to Financial Statements.                     11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
 Six Months Ended May 31, 2001



                                                                                                Lord Abbett           Lord Abbett
                                                                                                 Large-Cap             Small-Cap
                                                                                              Research Fund             Value Fund
INCREASE IN NET ASSETS
 Operations:
 Net investment income (loss)                                                                    $  270,507         $  (2,598,981)
 Net realized gain on investments                                                                14,439,732            40,611,441
 Net change in unrealized appreciation/depreciation on investments                                7,415,643            67,475,330
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                            22,125,882           105,487,790
====================================================================================================================================
 Distributions to shareholders from:
 Net investment income

    Class A                                                                                        (639,611)                 -
    Class P                                                                                              (4)                    -
    Class Y                                                                                              (8)                    -
 Net realized gain

    Class A                                                                                      (6,765,436)           (6,935,539)
    Class B                                                                                      (2,759,471)           (3,970,659)
    Class C                                                                                        (932,251)           (1,326,510)
    Class P                                                                                             (43)                  (34)
    Class Y                                                                                             (43)           (1,750,849)
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                            (11,096,867)          (13,983,591)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                               50,591,223           150,665,947
 Reinvestment of distributions                                                                   10,734,997            13,422,968
 Cost of shares reacquired                                                                      (24,272,060)          (62,502,651)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                            37,054,160           101,586,264
====================================================================================================================================
 Net increase in net assets                                                                      48,083,175           193,090,463
====================================================================================================================================

 NET ASSETS:
 Beginning of period                                                                            306,987,974           550,088,136
------------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                 $355,071,149          $743,178,599
====================================================================================================================================
 Undistributed (distributions in excess of) net investment income                                $  327,501          $ (2,642,632)
====================================================================================================================================

12                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended November 30, 2000


                                                                                           Lord Abbett           Lord Abbett
                                                                                            Large-Cap             Small-Cap
                                                                                        Research Fund             Value Fund
INCREASE IN NET ASSETS
 Operations

 Net investment income (loss)                                                               $  715,442          $ (6,289,043)
 Net realized gain on investments                                                           10,392,337            52,995,082
 Net change in unrealized appreciation/depreciation on investments                          20,201,865            65,717,896
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                       31,309,644           112,423,935
====================================================================================================================================
 Distributions to shareholders from:
 Net investment income

    Class A                                                                                   (206,685)                    -
    Class P                                                                                         (1)                    -
    Class Y                                                                                         (5)                    -
 Net realized gain

    Class A                                                                                 (8,833,818)                    -
    Class B                                                                                 (3,604,418)                    -
    Class C                                                                                   (920,025)                    -
    Class P                                                                                        (59)                    -
    Class Y                                                                                        (58)                    -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                       (13,565,069)                    -
====================================================================================================================================


 Capital share transactions:
 Net proceeds from sales of shares                                                          83,850,853           113,154,077
 Reinvestment of distributions                                                              13,086,232                     -
 Cost of shares reacquired                                                                 (63,696,881)         (136,038,914)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions            33,240,204           (22,884,837)
====================================================================================================================================
 Net increase in net assets                                                                 50,984,779            89,539,098
====================================================================================================================================

 NET ASSETS:
 Beginning of year                                                                         256,003,195           460,549,038
------------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                              $306,987,974          $550,088,136
====================================================================================================================================
 Undistributed (distributions in excess of) net investment income                           $  696,617            $  (43,651)
====================================================================================================================================

                See Notes to Financial Statements.                      13

FINANCIAL HIGHLIGHTS
 Lord Abbett Large-Cap Research Fund


                                                        Six Months Ended
                                                        5/31/2001                           Year Ended 11/30,
                                                        (unaudited)  ---------------------------------------------------------------
 Per Share Operating Performance (Class A Shares)                     2000          1999         1998         1997         1996
 Net asset value, beginning of period                    $26.83        $25.32        $21.91       $20.08       $17.86       $15.54
                                                         =========    ==========     =========    =========    ========     =======
 Investment operations

    Net investment income                                   .05(a)        .11(a)        .08(a)       .15(a)       .08(a)       .27
    Net realized and unrealized gain on investments        1.79          2.74          3.60         2.45         3.21         3.51
                                                         ---------    ----------     ---------    ---------    --------     -------
       Total from investment operations                    1.84          2.85          3.68         2.60         3.29         3.78
                                                         ---------    ----------     ---------    ---------    --------     -------

 Distributions to shareholders from:
    Net investment income                                  (.09)         (.03)         (.10)        (.06)        (.12)        (.57)
    Net realized gain                                      (.91)        (1.31)         (.17)        (.71)        (.95)        (.89)
                                                         ---------    ----------     ---------    ---------    --------     -------
       Total distributions                                (1.00)        (1.34)         (.27)        (.77)       (1.07)       (1.46)
                                                         ---------    ----------     ---------    ---------    --------     -------
 Net asset value, end of period                          $27.67        $26.83        $25.32       $21.91       $20.08       $17.86
                                                         =========    ==========     =========    =========    ========     =======

 Total Return(b)                                           7.04%(c)     11.75%        16.99%       13.45%       19.87%       26.25%

 Ratios to Average Net Assets

    Expenses, including expense reductions                  .73%(c)      1.54%         1.43%        1.24%        1.52%         .36%
    Expenses, excluding expense reductions                  .73%(c)      1.54%         1.43%        1.24%        1.52%         .96%
    Net investment income                                   .19%(c)       .46%          .33%         .74%         .42%        2.24%




                                                     Six Months Ended
                                                        5/31/2001                     Year Ended 11/30,               8/1/1996(d)
                                                      (unaudited)  --------------------------------------------------    to
                                                                      2000      1999         1998          1997       11/30/1996
 Per Share Operating Performance (Class B Shares
 Net asset value, beginning of period                   $26.37       $25.03     $21.71      $20.00       $17.83         $15.24
                                                         =========    ========  =========== ===========  ==========     =======
 Investment operations

    Net investment income (loss)                          (.03)(a)     (.04)(a)   (.09)(a)    (.00)(a)(e)  (.06)(a)        .12
    Net realized and unrealized gain on investments       1.75         2.69       3.58        2.42         3.20           2.66
                                                         ---------    --------    ---------   ---------    --------     -------
       Total from investment operations                   1.72         2.65       3.49        2.42         3.14           2.78
                                                         ---------    --------    ---------   ---------    --------     -------

 Distributions to shareholders from:
    Net investment income                                 -            -          -           -            (.02)          (.19)
    Net realized gain                                     (.91)       (1.31)      (.17)       (.71)        (.95)            -
                                                         ---------    --------    ---------   ---------    --------     -------
       Total distributions                                (.91)       (1.31)      (.17)       (.71)        (.97)          (.19)
                                                         ---------    --------    ---------   ---------    --------     -------
 Net asset value, end of period                         $27.18       $26.37     $25.03      $21.71       $20.00         $17.83
                                                         =========    ========  =========== ===========  ==========     =======

 Total Return(b)                                          6.69%(c)    11.04%     16.21%      12.56%       18.92%         18.39%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                1.04%(c)     2.15%      2.11%       2.00%        2.28%           .59%(c)
    Expenses, excluding expense reductions                1.04%(c)     2.15%      2.11%       2.00%        2.28%           .59%(c)
    Net investment income (loss)                          (.11)%(c)    (.16)%     (.35)%      (.01)%       (.34)%          .22%(c)


14                      See Notes to Financial Statements.

LORD ABBETT LARGE-CAP RESEARCH FUND



                                                       Six Months Ended
                                                           5/31/2001                   Year Ended 11/30,             4/1/1997(d)
                                                         (unaudited)      -------------------------------------       to
 Per Share Operating Performance (Class C Shares)                            2000             1999         1998       11/30/1997

 Net asset value, beginning of period                        $26.41         $25.05           $21.73       $20.01      $16.90
                                                             ==========     =========        =========    =========    ========
 Investment operations

    Net investment loss                                        (.03)(a)       (.03)(a)         (.09)(a)     (.01)(a)    (.07)(a)
    Net realized and unrealized gain on investments            1.75           2.70             3.58         2.44        3.18
                                                             ----------     ---------        ---------    ---------   ---------
      Total from investment operations                         1.72           2.67             3.49         2.43        3.11
                                                             ----------     ---------        ---------    ---------   ---------

 Distributions to shareholders from net realized gain          (.91)         (1.31)            (.17)        (.71)       -
                                                             ----------     ---------        ---------    ---------   ---------
 Net asset value, end of period                              $27.22         $26.41           $25.05       $21.73      $20.01
                                                             ==========     =========        =========    =========   =========

 Total Return(b)                                               6.68%(c)      11.12%           16.20%       12.61%      18.40%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                     1.04%(c)       2.15%            2.11%        2.00%       1.54%(c)
    Expenses, excluding expense reductions                     1.04%(c)       2.15%            2.11%        2.00%       1.54%(c)
    Net investment loss                                        (.11)% (c)     (.14)%            (.35)%      (.04)%      (.37)% (c)






                                                                    Six Months Ended     Year            4/28/1999(d)
                                                                      5/31/2001          Ended              to
 Per Share Operating Performance (Class P Shares)                    (unaudited)       11/30/2000        11/30/1999

 Net asset value, beginning of period                                  $26.92           $25.36           $25.09
                                                                     ==========         =========        =========
 Investment operations

    Net investment income                                                 .04(a)           .10(a)           .09(a)
    Net realized and unrealized gain on investments                      1.79             2.78              .21
                                                                     ----------         ---------        ---------
      Total from investment operations                                   1.83             2.88              .30
                                                                     ----------         ---------        ---------

 Distributions to shareholders from:
    Net investment income                                                (.08)            (.01)            (.03)
    Net realized gain                                                    (.91)           (1.31)              -
                                                                     ----------         ---------        ---------
      Total distributions                                                (.99)           (1.32)            (.03)
                                                                     ----------         ---------        ---------
 Net asset value, end of period                                        $27.76           $26.92           $25.36
                                                                     ==========         =========        =========

 Total Return(b)                                                         6.98%(c)        11.84%            1.20%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                                .77%(c)         1.60%             .92%(c)
    Expenses, excluding expense reductions                                .77%(c)         1.60%             .92%(c)
    Net investment income                                                 .15%(c)          .40%             .34%(c)

                See Notes to Financial Statements.                      15

 LORD ABBETT LARGE-CAP RESEARCH FUND


                                                             Six Months End         Year         5/4/1999(d)
                                                               5/31/2001           Ended            to
 Per Share Operating Performance (Class Y Shares)             (unaudited)        11/30/2000      11/30/1999

 Net asset value, beginning of period                             $26.74           $25.30           $25.21

 Investment operations

    Net investment income                                            .10(a)           .22(a)           .04(a)
    Net realized and unrealized gain on investments                 1.76             2.64              .09
                                                                ===========       ==========        ==========
      Total from investment operations                              1.86             2.86              .13
                                                                ------------      ----------        -----------

 Distributions to shareholders from:
    Net investment income                                           (.18)            (.11)            (.04)
    Net realized gain                                               (.91)           (1.31)              -
                                                                ------------      ----------        ----------
      Total distributions                                          (1.09)           (1.42)            (.04)
                                                                ------------      ----------        ----------
 Net asset value, end of period                                   $27.51           $26.74           $25.30
                                                                ===========       ==========        ==========

 Total Return(b)                                                    7.15%(c)        11.82%             .52%(c)

 Ratios to Average Net Assets

    Expenses, including expense reductions                           .54%(c)         1.15%             .63%(c)
    Expenses, excluding expense reductions                           .54%(c)         1.15%             .63%(c)
    Net investment income                                            .38%(c)          .85%             .15%(c)









                                           Six Months Ended
                                             5/31/2001                                    Year Ended 11/30,
                                            (unaudited)      ---------------------------------------------------------------------
 Supplemental Data for All Classes:                              2000           1999           1998            1997          1996
==================================================================================================================================
    Net assets, end of period (000)          $355,071         $306,988       $256,003       $143,153         $69,796       $23,592
    Portfolio turnover rate                   30.63%           74.72%         60.59%         99.14%          30.81%        62.25%
==================================================================================================================================

 (a)            Calculated using average shares outstanding during the period.
 (b)            Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c)            Not annualized.
 (d)            Commencement of offering of class shares.
 (e)            Amount represents less than $.01.

16              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
 LORD ABBETT SMALL-CAP VALUE FUND


                                                           Six Months Ended           Year Ended 11/30,                12/13/1995(a)
                                                               5/31/2001  -----------------------------------------          to
                                                             (unaudited)   2000      1999          1998       1997      11/30/1996

 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                        $19.60       $15.63     $14.36       $16.56      $12.01      $10.00
                                                             ==========   =========  ==========   ==========  ========    =========
 Investment operations

    Net investment income (loss)                               (.07)(b)     (.19)(b)   (.12)(b)     (.06)(b)     .02(b)      .13
    Net realized and unrealized gain (loss) on investments     3.69         4.16       1.39         (1.85)      4.53       2.66
                                                             ----------   ---------  ----------   ----------  --------    ---------
      Total from investment operations                         3.62         3.97       1.27        (1.91)       4.55        2.79
                                                             ----------   ---------  ----------   ----------  --------    ---------

 Distributions to shareholders from:
    Net investment income                                      -            -          -            -           -           (.08)
    Net realized gain                                          (.49)        -          -            (.29)       -           (.70)
                                                             ----------   ---------  ----------   ----------  --------    ---------
      Total distributions                                      (.49)        -          -            (.29)       -           (.78)
                                                             ----------   ---------  ----------   ----------  --------    ---------
 Net asset value, end of period                              $22.73       $19.60     $15.63       $14.36      $16.56      $12.01
                                                             ==========   =========  ==========   ==========  ========    =========

 Total Return(c)                                              18.83%(d)    25.40%      8.84%      (11.71)%     37.89%      28.24%(d)

 Ratios to Average Net Assets

    Expenses, including expense reductions                      .71%(d)     1.60%      1.52%        1.28%       1.17%        .01%(d)
    Expenses, excluding expense reductions                      .71%(d)     1.60%      1.52%        1.28%       1.17%       1.00%(d)
    Net investment income (loss)                               (.31)%(d)   (1.04)%     (.80)%       (.37)%       .10%       1.02%(d)







                                                           Six Months Ended                Year Ended 11/30,           11/15/1996(e)
                                                              5/31/2001  --------------------------------------------      to
                                                            (unaudited)     2000     1999         1998       1997      11/30/1996

 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                        $19.13       $15.34       $14.20     $16.44     $12.00       $11.67
                                                             ==========   =========  ==========   ==========  ========    =========
 Investment operations

    Net investment income (loss)                               (.13)(b)     (.29)(b)     (.22)(b)   (.17)(b)   (.09)(b)      .00(f)
    Net realized and unrealized gain (loss) on investments     3.59         4.08       1.36      (1.82)        4.53          .33

                                                             ----------   ---------  ----------   ----------  --------    ---------
      Total from investment operations                         3.46         3.79         1.14      (1.99)      4.44          .33
                                                             ----------   ---------  ----------   ----------  --------    ---------

 Distributions to shareholders from net realized gain          (.49)        -            -          (.25)      -            -
                                                             ----------   ---------  ----------   ----------  --------    ---------
 Net asset value, end of period                              $22.10       $19.13       $15.34     $14.20     $16.44       $12.00
                                                             ==========   =========  ==========   ==========  ========    =========

 Total Return(c)                                              18.45%(d)    24.71%        8.03%    (12.27)%    37.00%        2.84%(d)

 Ratios to Average Net Assets

    Expenses, including expense reductions                     1.02%(d)     2.23%        2.19%      2.00%      1.86%         .04%(d)
    Expenses, excluding expense reductions                     1.02%(d)     2.23%        2.19%      2.00%      1.86%         .07%(d)
    Net investment income (loss)                               (.62)%(d)   (1.67)%      (1.48)%    (1.09)%     (.56)%        .01%(d)

                See Notes to Financial Statements.                      17

LORD ABBETT SMALL-CAP VALUE FUND


                                                                 Six Months Ended         Year Ended 11/30,            4/1/1997(e)
                                                                    5/31/2001     ------------------------------------     to
                                                                   (unaudited)    2000        1999           1998      11/30/1997
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of period                            $   19.13     $   15.34    $   14.20    $   16.44    $   12.81
                                                                ============  ============  ===========  =========== ============
Investment operations

Net investment loss                                                  (.13)(b)      (.29)(b)     (.22)(b)     (.17)(b)     (.05)(b)
Net realized and unrealized gain (loss) on investments               3.59          4.08         1.36        (1.82)        3.68
                                                                ------------  ------------  -----------  ----------- ------------
Total from investment operations                                     3.46          3.79         1.14        (1.99)        3.63
                                                                ------------  ------------  -----------  ----------- ------------

Distributions to shareholders from net realized gain                 (.49)         -            -           (0.25)        -
                                                                ------------  ------------  -----------  ----------- ------------
Net asset value, end of period                                  $   22.10     $   19.13    $   15.34    $   14.20    $   16.44
                                                                ============  ============  ===========  =========== ============

Total Return(c)                                                     18.45%(d)     24.71%        8.03%      (12.27)%      28.34%(d)

Ratios to Average Net Assets

Expenses, including expense reductions                               1.02%(d)      2.23%        2.19%        2.00%        1.25%(d)

Expenses, excluding expense reductions                               1.02%(d)      2.23%        2.19%        2.00%        1.25%(d)

Net investment loss                                                 (.61)%(d)     (1.67)%      (1.48)%      (1.09)%       (.30)%(d)



                                                                     Six Months Ended       Year          6/23/1999(e)
                                                                         5/31/2001          Ended              to
                                                                        (unaudited)       11/30/2000       11/30/1999

 Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                                      $19.61           $15.63           $16.41
                                                                           ==========       =========        =========
 Investment operations

    Net investment loss                                                      (.06)(b)         (.20)(b)         (.06)(b)
    Net realized and unrealized gain (loss) on investments                   3.68             4.18             (.72)
                                                                           ----------       ---------        ---------
      Total from investment operations                                       3.62             3.98             (.78)
                                                                           ----------       ---------        ---------

 Distributions to shareholders from net realized gain                        (.49)            -                -
                                                                           ----------       ---------        ---------
 Net asset value, end of period                                            $22.74           $19.61           $15.63
                                                                           ==========       =========        =========

 Total Return(c)                                                            18.83%(d)        25.46%           (4.75)%(d)

 Ratios to Average Net Assets

    Expenses, including expense reductions                                    .75%(d)         1.68%             .72%(d)
    Expenses, excluding expense reductions                                    .75%(d)         1.68%             .72%(d)
    Net investment loss                                                      (.28)%(d)       (1.00)%           (.41)%(d)


18                      See Notes to Financial Statements.

 LORD ABBETT SMALL-CAP VALUE FUND


                                                              Six Months Ended             Year Ended 11/30,           12/30/1997(e)
                                                                  5/31/2001   ------------------------------------------   to
                                                                (unaudited)         2000             1999              11/30/1998

 Per Share Operating Performance (Class Y Shares)

 Net asset value, beginning of period                             $19.77           $15.71           $14.40           $16.34
                                                                  ===========     ===========      ===========      ===========
 Investment operations

    Net investment loss                                             (.03)(b)         (.12)(b)         (.07)(b)         (.01)(b)
    Net realized and unrealized gain (loss) on inves                3.73             4.18             1.38            (1.93)
                                                                  -----------     -----------      -----------      -----------
      Total from investment operations                              3.70             4.06             1.31            (1.94)
                                                                  -----------     -----------      -----------      -----------

 Distributions to shareholders from net realized gain               (.49)            -                -                -
                                                                  -----------     -----------      -----------      -----------
 Net asset value, end of period                                   $22.98           $19.77           $15.71           $14.40
                                                                  ===========     ===========      ===========      ===========

 Total Return(c)                                                   19.08%(d)        25.84%            9.10%          (11.87)%(d)

 Ratios to Average Net Assets

    Expenses, including expense reductions                           .52%(d)         1.23%            1.19%             .96%(d)
    Expenses, excluding expense reductions                           .52%(d)         1.23%            1.19%             .96%(d)
    Net investment loss                                             (.13)%(d)        (.67)%           (.47)%           (.05)%(d)






                                             Six Months Ended                   Year Ended 11/30,                   12/13/1995(a)
                                                5/31/2001       -------------------------------------------------        to
                                               (unaudited)          2000          1999       1998         1997        11/30/1996
 Supplemental Data for All Classes:
=================================================================================================================================
    Net assets, end of period (000)            $743,179         $550,088      $460,549     $515,379        $435,776     $8,772
    Portfolio turnover rate                      27.92%           76.21%        83.93%      67.86%          45.24%      110.09%
=================================================================================================================================

 (a)    Commencement of operations.
 (b)    Calculated using average shares outstanding during the period.
 (c)    Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d)    Not annualized.
 (e)    Commencement of offering of class shares.
 (f)    Amount represents less than $.01.

                See Notes to Financial Statements.                      19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1.   Organization

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 6, 1992. The Company consists of three separate portfolios ("Fund"). This report covers the following two Funds: Large-Cap Research Fund and Small-Cap Value Fund. Each Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   Significant Accounting Policies

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Fund on a pro rata basis. Class A, Class B, Class C and Class P bear all the expenses and fees relating to their respective 12b-1 Plans.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at an annual rate of 0.75%.

12b-1 Plans

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                         Class A         Class B     Class C        Class P
--------------------------------------------------------------------------------
Service                         .25%        .25%       up to .25%(2)    .20%
Distribution                    .10%(1)     .75%       up to .75%(2)    .25%
Quarterly service fee             -           -        up to .25%(3)      -
Quarterly distribution fee        -           -        up to .75%(3)      -


(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases.

(2)  Paid at the time such shares are sold.
(3) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y of each Fund does not have a distribution plan.

Small-Cap Value Fund along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with the Alpha Fund of Lord Abbett Securities Trust pursuant to which the Underlying Funds will pay a portion of the expenses of the Alpha Fund in proportion to the average daily value of shares owned by the Alpha Fund.

Commissions

Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six months ended May 31, 2001:

                                      Distributor                    Dealers
                                      Commissions                Concessions
--------------------------------------------------------------------------------
Large-Cap Research Fund                  $122,045                   $665,437
Small-Cap Value Fund                      111,223                    647,112

Certain of the Company's officers and directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and distributed semiannually for Large-Cap ResearchFund and annually for Small-Cap Value Fund. Net realized gain from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders annually.

5.   Portfolio Securities Transactions

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended May 31, 2001:

                                          Purchases                      Sales
--------------------------------------------------------------------------------
Large-Cap Research Fund                $115,160,306               $ 94,477,476
Small-Cap Value Fund                    206,000,203                170,445,788

As of May 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes were as follows:


                                                        Gross                 Gross                Net
                                                   Unrealized           Unrealized          Unrealized
                                  Tax Cost        Appreciation         Depreciation       Appreciation
--------------------------------------------------------------------------------------------------------
Large-Cap Research Fund       $298,723,733        $ 65,956,600          $(6,300,630)       $ 59,655,970
Small-Cap Value Fund           602,791,795         153,021,603           (9,577,177)        143,444,426

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

8.   LINE OF CREDIT

Each Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2001, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.   Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the underlying issuer. Small-Cap Value Fund had the following transactions during the period with companies that are affiliates:


                       Balance of Shares   Gross      Gross    Balance of Shares    Value at     Realized Gain     Dividend Income
Affiliates             Held at 11/30/00   Additions   Sales     Held at 5/31/01     5/31/01   12/1/00 to 5/31/01  12/1/00 to 5/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Ivex Packaging Corp.    1,125,000           --           --         1,125,000      $17,325,000    $      --               --
Michael Baker Corp.       511,500           --           --           511,500        5,907,825           --               --
Rogers Corp.            1,098,900           --       (175,700)        923,200       24,187,840      4,398,284             --

10.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 120 million shares and 150 million shares of $0.001 par value capital stock for the Large-Cap ResearchFund and Small-Cap Value Fund, designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Large-Cap ResearchFund; and 50 million Class A Shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Small-Cap Value Fund.


LARGE-CAP RESEARCH FUND
---------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended                           Year Ended
                                                   May 31, 2001 (unaudited)                    November 30, 2000
                                 ----------------------------------------------    ----------------------------
Class A Shares                                        Shares           Amount           Shares           Amount
-------------------------------------------------------------------------------    ----------------------------
Shares sold                                        1,078,025    $  28,726,633        2,038,836    $  50,043,006
Reinvestment of distributions                        275,573        7,236,553          361,947        8,849,613
Shares reacquired                                   (610,041)     (16,233,657)      (1,651,167)     (40,735,102)
-------------------------------------------------------------------------------    ----------------------------
Increase                                             743,557    $  19,729,529          749,616    $  18,157,517
-------------------------------------------------------------------------------    ----------------------------


Class B Shares

-------------------------------------------------------------------------------    ----------------------------
Shares sold                                          477,452    $  12,518,264          878,430    $  21,420,446
Reinvestment of distributions                        100,459        2,599,894          138,521        3,349,441
Shares reacquired                                   (227,781)      (5,959,902)        (725,035)     (17,533,475)
-------------------------------------------------------------------------------    ----------------------------
Increase                                             350,130    $   9,158,256          291,916    $   7,236,412
-------------------------------------------------------------------------------    ----------------------------


Class C Shares

-------------------------------------------------------------------------------    ----------------------------
Shares sold                                          354,870    $   9,346,326          509,413    $  12,387,401
Reinvestment of distributions                         34,663          898,457           36,655          887,061
Shares reacquired                                    (78,956)      (2,078,501)        (226,781)      (5,428,304)
-------------------------------------------------------------------------------    ----------------------------
Increase                                             310,577    $   8,166,282          319,287    $   7,846,158
-------------------------------------------------------------------------------    ----------------------------


Class P Shares

-------------------------------------------------------------------------------    ----------------------------
Reinvestment of distributions                          1.706    $          45            2.318    $          59
-------------------------------------------------------------------------------    ----------------------------
Increase                                               1.706    $          45            2.318    $          59
-------------------------------------------------------------------------------    ----------------------------


Class Y Shares

-------------------------------------------------------------------------------    ----------------------------
Reinvestment of distributions                          1.866    $          48            2.459    $          58
-------------------------------------------------------------------------------    ----------------------------
Increase                                               1.866    $          48            2.459    $          58
-------------------------------------------------------------------------------    ----------------------------



22


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


SMALL-CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------
                                                          Six Months Ended                            Year Ended
                                                    May 31, 2001 (unaudited)                   November 30, 2000
                                 ----------------------------------------------    ------------------------------
Class A Shares                                         Shares           Amount         Shares           Amount
-------------------------------------------------------------------------------    ------------------------------
Shares sold                                         4,806,274    $ 105,346,067        4,818,236    $  82,594,785
Reinvestment of distributions                         337,028        6,737,178             --               --
Shares reacquired                                  (1,686,284)     (36,509,935)      (4,191,810)     (72,865,292)
-------------------------------------------------------------------------------    ------------------------------
Increase                                            3,457,018    $  75,573,310          626,426    $   9,729,493
-------------------------------------------------------------------------------    ------------------------------


Class B Shares

-------------------------------------------------------------------------------    ------------------------------
Shares sold                                         1,001,301    $  21,272,199          706,651    $  12,391,753
Reinvestment of distributions                         191,099        3,722,612             --               --
Shares reacquired                                    (550,812)     (11,577,035)      (2,793,692)     (46,682,086)
-------------------------------------------------------------------------------    ------------------------------
Increase (decrease)                                   641,588    $  13,417,776       (2,087,041)   $ (34,290,333)
-------------------------------------------------------------------------------    ------------------------------


Class C Shares

-------------------------------------------------------------------------------    ------------------------------
Shares sold                                         1,069,519    $  22,771,209          609,758    $  10,728,092
Reinvestment of distributions                          62,233        1,212,298             --               --
Shares reacquired                                    (206,198)      (4,326,771)        (933,084)     (15,611,658)
-------------------------------------------------------------------------------    ------------------------------
Increase (decrease)                                   925,554    $  19,656,736         (323,326)   $  (4,883,566)
-------------------------------------------------------------------------------    ------------------------------


Class P Shares

-------------------------------------------------------------------------------    ------------------------------
Shares sold                                            27,893    $     638,063            3.013    $          57
Reinvestment of distributions                               2               33             --               --
Shares reacquired                                        --               --             (3.013)             (57)
-------------------------------------------------------------------------------    ------------------------------
Increase                                               27,895    $     638,096             --      $        --
-------------------------------------------------------------------------------    ------------------------------


Class Y Shares

-------------------------------------------------------------------------------    ------------------------------
Shares sold                                            28,621    $     638,409          433,830    $   7,439,390
Reinvestment of distributions                          86,804        1,750,847             --               --
Shares reacquired                                    (460,067)     (10,088,910)         (45,637)        (879,821)
-------------------------------------------------------------------------------    ------------------------------
Increase (decrease)                                  (344,642)   $  (7,699,654)         388,193    $   6,559,569
-------------------------------------------------------------------------------    ------------------------------


-------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT RESEARCH FUND BOARD OF DIRECTORS

E. THAYER BIGELOW                  STEWART S. DIXON                   C. ALAN MACDONALD
Former President and Chief         Partner,                           Former President and
Executive Officer, Time Warner     Wildman, Harrold, Allen & Dixon    Chief Executive Officer,
Cable Programming                                                     Nestle Foods Corporation
                                   ROBERT S. DOW
WILLIAM H.T. BUSH                  Chairman and President of the      THOMAS J. NEFF
Chairman of the Board,             Fund, Managing Partner,            Chairman,
Bush-O'Donnell & Company           Lord, Abbett & Co.                 Spencer Stuart

ROBERT B. CALHOUN, JR.             FRANKLIN W. HOBBS
Managing Director,                 Former Chairman,
Monitor Clipper Partners           Warburg Dillon Read


-------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT RESEARCH FUND OFFICERS


ROBERT S. DOW                   PAUL A. HILSTAD                  GREGORY M. MACOSKO        LYDIA GUZMAN
Chairman and President          Vice President and Secretary     Vice President            Assistant Secretary

ROBERT P. FETCH                 JOAN A. BINSTOCK                 A. EDWARD OBERHAUS, III   ROBERT M. HICKEY
Executive Vice President        Vice President                   Vice President            Assistant Secretary

W. THOMAS HUDSON, JR.           ZANE E. BROWN                    TRACIE E. RICHTER
Executive Vice President        Vice President                   Vice President

STEPHEN J. MCGRUDER             DANIEL E. CARPER                 CHRISTINA T. SIMMONS
Executive Vice President        Vice President                   Vice President and
                                                                 Assistant Secretary

ROBERT G. MORRIS                KEVIN P. FERGUSON
Executive Vice President        Vice President                   FRANCIE W. TAI
                                                                       Treasurer

ELI M. SALZMANN                 LAWRENCE H. KAPLAN
Executive Vice President        Vice President and
                                Assistant Secretary

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INVESTMENT MANAGERS AND                 CUSTODIAN--                   SHAREHOLDER SERVICING AGENT--   INDEPENDENT AUDITORS--
UNDERWRITERS-- Lord, Abbett & Co.       The Bank of New York          DST Systems, Inc.               Deloitte & Touche LLP
and Lord Abbett Distributor LLC         1 Wall Street                 P.O. Box 1100                   New York, NY 10281
90 Hudson Street                        New York, NY 10286            Kansas City, MO 64141           COUNSEL--
Jersey City, NJ 07302-3973              TRANSFER AGENT-- UMB, N.A.                                    Wilmer, Cutler & Pickering
                                        Kansas City, MO 64106                                         Washington, DC 20037
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Copyright(C)2001 by Lord Abbett Research Fund, Inc. 90 Hudson Street, Jersey
City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the United States of America.



24


[PHOTO OF ROBERT S. DOW]

DEAR FELLOW SHAREHOLDER:

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance.

       While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to CLIENT PARTNERSHIP. Our INDEPENDENCE as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize TEAMWORK among our managers to develop investment solutions for our clients. We offer OPPORTUNITY within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest INTEGRITY in all we propose and do.

       We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,



/S/ Robert S. Dow

Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds


GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                 Income Funds                   Tax-Free          Money
                          Income Funds                                            Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
All Value Fund             Affiliated Fund          Bond-Debenture Fund           o California       U.S. Government
                                                                                  o Connecticut      Money Market Fund(2)(3)
Alpha Fund                 Balanced Fund            Core Fixed Income Fund        o Florida
                                                                                  o Georgia

Global Equity Fund         Large-Cap                High Yield Fund               o Hawaii
                           Research Fund                                          o Michigan
Growth                                              Global Income Fund            o Minnesota
Opportunities Fund                                                                o Missouri
                                                    U.S. Government Fund(2)       o National
International Fund                                                                o New Jersey
                                                    Limited Duration              o New York
Large-Cap Growth Fund                               U.S. Government Fund(2)       o Pennsylvania
                                                                                  o Texas

Mid-Cap Value Fund                                  Total Return Fund             o  Washington

Small-Cap Blend Fund                                World Bond-
                                                    Debenture Fund
Developing
Growth Fund(1)

Small-Cap Value Fund(1)


For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

     FINDING THE RIGHT MUTUAL FUND CAN BE CONFUSING. AT LORD, ABBETT & CO., WE BELIEVE THAT YOUR INVESTMENT PROFESSIONAL PROVIDES VALUE IN HELPING YOU IDENTIFY AND UNDERSTAND YOUR INVESTMENT OBJECTIVES AND, ULTIMATELY, OFFERING FUND RECOMMENDATIONS SUITABLE FOR YOUR INDIVIDUAL NEEDS.


LORD ABBETT LOGO



                                                                      LARF-3-501
                                                                          (7/01)

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC 90 Hudson Street o Jersey City, New Jersey 07302-3973